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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2008
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6542
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        February 10, 2009
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        59
                                             ----------------------------

Form 13F Information Table Value Total:      $ 138,415
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

             December 31, 2008


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
ABB LTD-ADR                     COM     000375204      3,458    230,400  SH            Sole                    230,400
ABBOTT LABORATORIES             COM     002824100      3,929     73,625  SH            Sole                     73,625
ALLIED CAPITAL                  COM     01903q108        172     64,100  SH            Sole                     64,100
AMAZON  COM INC.                COM     023135106      1,451     28,300  SH            Sole                     28,300
AMERICREDIT CORP.               COM     03060R101        291     38,100  SH            Sole                     38,100
ANNALY MORTGAGE MGT.            COM     035710409      3,872    244,000  SH            Sole                    244,000
ANWORTH MORTGAGE ASSET CORP     COM     037347101      1,073    166,900  SH            Sole                    166,900
APPLE COMPUTER INC COM          COM     037833100      1,323     15,500  SH            Sole                     15,500
ARCELORMITTAL-NY                COM     03938l104      2,366     96,200  SH            Sole                     96,200
ARCHER DANIELS MIDLAND CO.      COM     039483102      3,166    109,800  SH            Sole                    109,800
AT&T CORP                       COM     00206r102      5,575    195,600  SH            Sole                    195,600
AUTONATION, INC.                COM     05329w102      3,632    367,600  SH            Sole                    367,600
BANKRATE INC.                   COM     06646v108      3,500     92,100  SH            Sole                     92,100
BOARDWALK PIPELINE PTNRS        COM     096627104        645     36,300  SH            Sole                     36,300
COCA COLA CO COM                COM     191216100      3,776     83,400  SH            Sole                     83,400
COMPUCREDIT CORP.               COM     20478n100        321     58,100  SH            Sole                     58,100
DISCOVERY HOLDING               COM     25470f104      2,882    203,500  SH            Sole                    203,500
DOLLAR TREE STORES, INC.        COM     256746108      1,413     33,900  SH            Sole                     33,900
FAMILY DOLLAR STORES            COM     307000109      1,525     58,500  SH            Sole                     58,500
FIRST HORIZON NAT'L CORP.       COM     320517105      3,116    294,818  SH            Sole                    294,818
FOSTER WHEELER LTD              COM     g36535139      2,569    109,900  SH            Sole                    109,900
GOLDCORP, INC.                  COM     380956409      1,576     50,000  SH            Sole                     50,000
GOLDMAN SACHS GROUP, INC.       COM     38141g104      4,456     52,800  SH            Sole                     52,800
GOOGLE, INC.                    COM     38259p508      2,923      9,500  SH            Sole                      9,500
GRAND CANYON EDUCATION INC.     COM     38526m106      2,160    115,000  SH            Sole                    115,000
HARSCO CORP.                    COM     415864107      2,583     93,300  SH            Sole                     93,300
HEWLETT-PACKARD CO.             COM     428236103      3,030     83,500  SH            Sole                     83,500
HOME DEPOT INC.                 COM     437076102      2,861    124,300  SH            Sole                    124,300
HOT TOPIC, INC.                 COM     441339108      2,565    276,700  SH            Sole                    276,700
IMAX CORP.                      COM     45245e109        771    172,800  SH            Sole                    172,800
JOHNSON & JOHNSON               COM     478160104      3,531     59,025  SH            Sole                     59,025
KROGER COMPANY                  COM     501044101      1,070     40,500  SH            Sole                     40,500
LAMAR ADVERTISING               COM     512815101      1,536    122,300  SH            Sole                    122,300
LAS VEGAS SANDS CORP.           COM     517834107        296     50,000  SH            Sole                     50,000
LEAPFROG ENTERPRISES INC.       COM     52186n106      1,136    324,700  SH            Sole                    324,700
LOWES COMPANIES, INC.           COM     548661107      2,813    130,700  SH            Sole                    130,700
MARTIN MARIETTA MATERIALS       COM     573284106      3,310     34,100  SH            Sole                     34,100
MCDONALD'S CORPORATION          COM     580135101      3,924     63,095  SH            Sole                     63,095
METLIFE INC.                    COM     59156r108      1,206     34,600  SH            Sole                     34,600
MFA FINANCIAL, INC.             COM     55272x102      1,705    289,400  SH            Sole                    289,400
MONSANTO CO.                    COM     61166w101      2,533     36,000  SH            Sole                     36,000
MOSAIC CO                       COM     61945a107      1,419     41,000  SH            Sole                     41,000
NATIONAL FUEL GAS CO.           COM     636180101        279      8,900  SH            Sole                      8,900
NUCOR CORP.                     COM     670346105        855     18,500  SH            Sole                     18,500
PERFECT WORLD CO-ADR            COM     71372u104      1,466     85,000  SH            Sole                     85,000
PG&E CORP.                      COM     69331c108      1,232     31,825  SH            Sole                     31,825
PRICELINE.COM, INC              COM     741503403      1,974     26,800  SH            Sole                     26,800
PROSHARES ULTRASHORT 20+ TSY    COM     74347r297      1,894     50,200  SH            Sole                     50,200
S&P 500 DEPOSITARY RECEIPT      COM     78462f103      3,045     33,745  SH            Sole                     33,745
SHANDA INTERACTIVE-ADR          COM     81941q203      1,841     56,900  SH            Sole                     56,900
STRAYER EDUCATION INC.          COM     863236105      2,873     13,400  SH            Sole                     13,400
STREETTRACKS GOLD TRUST         COM     78463v107      9,684    111,925  SH            Sole                    111,925
TRANSITION THERAPEUTICS, INC.   COM     893716209        511    132,100  SH            Sole                    132,100
UNITED STATES STEEL CORP.       COM     912909108      1,942     52,200  SH            Sole                     52,200
VALERO ENERGY                   COM     91913y100      2,225    102,800  SH            Sole                    102,800
VERIZON COMMUNICATIONS          COM     92343v104      2,946     86,900  SH            Sole                     86,900
WAL-MART STORES, INC.           COM     931142103      6,375    113,720  SH            Sole                    113,720
ZIONS BANCORPORATION            COM     989701107        922     37,600  SH            Sole                     37,600
GLD CALLS 3/21/2009 75          CALL    78463v9cw        892        640  SH    CALL    Sole                        640


REPORT SUMMARY               59 DATA RECORDS  138,415  1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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